Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,511,000
Previously Paid Amount	0.00
Total Fee Amount	231.33
Total Offset Amount	0.00
Net Fee	231.33
Narrative - Max Aggregate Offering Price	$ 1,511,000
Final Prospectus	true